Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Defined Benefit Plans Adjustment Attributable to Parent | Continuing Operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ (4,877)	$ (4,329)	$ (3,176)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	1,881	(548)	(1,153)
Ending Balance	(2,996)	(4,877)	(4,329)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent | Discontinued Operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(44,006)	(19,408)	903
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	21,474	(15,259)	(20,311)
Changes to non-controlling interest from equity contributions and other	18	(9,339)
Ending Balance	(22,514)	(44,006)	(19,408)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(48,883)	(23,737)	(2,273)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	23,355	(15,807)	(21,464)
Changes to non-controlling interest from equity contributions and other	18	(9,339)
Ending Balance	$ (25,510)	$ (48,883)	$ (23,737)